Statement of Changes in Net Assets Available for Plan Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 369,921,795
Interest and Dividends	12,752,530
Total investment income	382,674,325
Interest income on notes receivable from participants	1,461,075
Additions:
Participant contributions	79,993,836
Employer contributions	20,358,031
Rollover contributions	11,037,316
Total additions	111,389,183
Net additions	495,524,583
Deductions:
Distributions to participants	336,646,514
Administrative expenses	1,446,432
Total deductions	338,092,946
Increase in Net Assets Before Plan Transfer	157,431,637
Transfer in (Note 1)	59,959,762
Increase in Net Assets	217,391,399
Net assets available for benefits:
Beginning of year	2,572,782,073
End of year	$ 2,790,173,472